Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (7,020,611)	$ (4,889,357)	$ (10,771,451)	$ (1,178,906)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation and amortization expense	51,121	75,099	126,791	148,763
Gain on forgiveness of payable			319,900
Change in fair value of derivatives			638,212
Amortization of right-to-use asset			358,312	330,110
Gain on FV conversion of debt to preferred stock	(433,881)
Change in fair value of warrant liabilities	(519,327)	452,045	433,725
Change in fair value of conversion option liabilities	(360,989)	236,860
Noncash lease expense	186,909	176,682
Income tax (benefit) expense	(400,000)		838,055	(965,970)
Amortization of debt discount	1,123,162	868,616	1,928,576	72,335
Share-based compensation	1,948,094	256,959	331,959
Provision for credit losses	29,508	(8,033)	31,484	123,562
Paid in kind interest	2,007,292
Inventory write off	353,377
Changes in operating assets and liabilities:
Accounts receivable	(590,840)	(61,062)	(76,506)	491,993
Other receivable				209,810
Inventories	2,909,877	371,298	(1,220,602)	(1,813,841)
Prepaid and other current assets	28,723	(371,462)	(205,858)	(25,571)
Deposit		17,486	17,486	(1,700)
Deferred tax asset		515,444	838,055	(838,055)
Accounts payable	(528,485)	203,802	1,509,157	199,536
Accrued expenses	58,220	1,056,933	1,449,977	536,944
Deferred revenue	(2,833,155)	(3,070,627)	(4,388,036)	(1,302,767)
Other payables	(78,897)	538,468	(335,641)	1,299,337
Deferred tax liability		7,124
Lease liability	(173,105)	(153,776)	(314,903)	(247,492)
Net cash used in operating activities	(4,243,007)	(3,777,501)	(9,763,088)	(1,995,942)
Cash flows from investing activities:
Disposal of asset		6,718	6,718
Purchase of assets		(23,764)	(23,764)	(499,316)
Net cash used in investing activities		(17,046)	(17,046)	(499,316)
Cash flows from financing activities:
Repayment of loan payable				(500,000)
Repayment of floor plan payable	(1,271,138)	(356,000)	(1,675,000)
Proceeds from floor plan payable	557,458	1,677,000	2,887,000
Proceeds from convertible note	2,548,060		1,154,681	13,700,000
Proceeds from notes payable	3,399,300
Debt issuance costs	(346,267)		(382,212)	(3,088,884)
Assets and liabilities assumed from Business Combination				(762,710)
Issuance of preferred and common shares, net of issuance costs			1,145,000	95,537
Cash distributed to stockholders				(2,329,357)
Repayment of notes payable	(1,514,286)
Net cash provided by financing activities	3,373,127	1,321,000	3,129,469	7,114,586
Effect of translation changes on cash	(1,665)		(6,696)
Net (decrease) increase in cash and cash equivalents	(871,545)	(2,473,547)	(6,657,361)	4,619,328
Cash and cash equivalents, beginning of year	1,476,850	8,134,211	8,134,211	3,514,883
Cash and cash equivalents, end of year	605,305	5,660,664	1,476,850	8,134,211
Supplemental cash flow disclosure:
Cash paid for interest	176,277	660,086	1,812,295	95,681
Supplemental disclosure of noncash cash flow information
Conversion of convertible notes and interest to common stock	258,431
Conversion of convertible notes and interest to preferred stock	663,164
Transfer of property and equipment to inventory			325,474
Initial classification of warrant liabilities	33,357		26,551	26,283
Initial classification of conversion option liability	49,017		105,981	2,724
Assets and liabilities acquired with the business combination			1,250,000
Conversion of preferred shares into common shares			185
Paid in kind interest on convertible note			862,974
Record right-to-use asset and lease liability per ASC 842			$ 196,797	$ 196,797
Issuance of common stock	74
Reversal of conversion of redeemable preferred stock into common stock	(185)
Intangible asset acquired		$ 1,309,098